Summary of Significant Accounting Policies (Policies) - 401(k) SP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Investments
Investments
The Plan's interest in the Caterpillar Investment Trust ("Master Trust") and investments included in the participant directed brokerage accounts are valued as described in Note 4. Interest on investments is recorded daily as earned. Dividends are recorded on the ex-dividend date. The Master Trust presents, in Note 4, in Net investment income (loss), the net appreciation (depreciation) in the fair value of its investments which consists of the realized gains (losses) and the unrealized appreciation (depreciation) on those investments. Purchases and sales of securities are recorded on a trade-date basis.

Administrative Expenses
Administrative Expenses
The Plan charges a $2.50 per month per participant fee to pay expenses as they come due. Expenses are recordkeeping fees, trustee fees, plan education and audit fees and are paid once they have been approved by the Caterpillar Inc. Benefit Funds Committee. If a participant has an account in more than one plan sponsored by the Company or an affiliate, they will only be charged one $2.50 per month fee. The Company pays any administrative expenses which exceed amounts collected from participants annually by the Plan, excluding applicable expenses paid directly from participant accounts described below. If amounts collected from participants exceed certain administrative expenses, the Company determines whether a corrective action is appropriate which could include a reallocation of funds back to participant accounts or a structural change to the participant fees.

In addition, certain administrative expenses are paid directly from participant accounts. These administrative expenses include monthly fees for participants that utilize professional management services and processing fees for qualified domestic relations orders and participant loans.

Participant Withdrawals	Participant Withdrawals Participant withdrawals are recorded when paid.
Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimated.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities could occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Benefits.